Commitments and Contingencies (Details Narrative) (10k)	6 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Jan. 31, 2017 USD ($) a $ / shares
Operating lease term		24 months
Commitments and contingecies, description		We hold AZ MEP permits for 1,886.88 acres at our Tombstone project. On September 20, 2016 we filed for renewal of three MEP’s permits which were set to expire by retaining them the full 5 year term and requesting from the Arizona State Land Department that we let them expire and simultaneously reapply for them which gives us the opportunity to have them for another five years We will need to pay rental fees for our Phase 1 AZ MEP’s before September 29, 2017 in the amount of $1,500. Required minimum work expenditures for the period ending September 29, 2017 is $18,468.80. The annual rental due by September 13, 2016 to maintain the Phase 2 AZ MEP permit is $540. Required minimum work expenditures for the period ending September 13, 2017 is $400.
AZ MEP [Member]
Project validity description		AZ MEP permits are valid for 1 year and renewable for up to 5 years.
AZ MEP [Member] | Phase 1 [Member]
Minimum work expenditure requirements		$ 1,500
AZ MEP [Member] | Phase 2 [Member]
Minimum work expenditure requirements		$ 540
First Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 2.00
Minimum work expenditure requirements		$ 10
Second Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 2.00
Minimum work expenditure requirements		$ 20
Third Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 1.00
Minimum work expenditure requirements		$ 20
Fourth Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 1.00
Minimum work expenditure requirements		$ 20
Fifth Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 1.00
Minimum work expenditure requirements		$ 20
September 29, 2017 [Member] | AZ MEP [Member]
Minimum work expenditure requirements		18,469
September 13, 2017 [Member] | AZ MEP [Member]
Minimum work expenditure requirements		400
September 30, 2017 [Member]
Operating lease rent expense	$ 2,100	2,100
September 30, 2018 [Member]
Operating lease rent expense	$ 2,163	2,163
North Pipes Project [Member]
Rental expenses for mineral claim		155
North Pipes Project [Member] | September 1, 2016 to September 1, 2017 [Member]
Operating lease rent expense		$ 1,705
North Pipes Project [Member] | September 1, 2017 to September 1, 2018 [Member]
Lease due date		Sep. 01, 2018
Accrued rent		$ 1,705
East Silver Bell Project [Member]
Rental expenses for mineral claim		155
East Silver Bell Project [Member] | September 1, 2016 to September 1, 2017 [Member]
Operating lease rent expense		$ 4,030
East Silver Bell Project [Member] | September 1, 2017 to September 1, 2018 [Member]
Lease due date		Sep. 01, 2018
Accrued rent		$ 4,030
Tombstone Project [Member]
Rental expenses for mineral claim		$ 155
Area of land | a		18,886.88
Tombstone Project [Member] | September 1, 2017 to September 1, 2018 [Member]
Lease due date		Sep. 01, 2017
Accrued rent		$ 14,725